Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current		$ (46,521)	$ 89,928
Deferred		(8,581)	(127)
Total		$ (55,102)	$ 89,801